UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

Needham Growth

Schedule of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (75.7%)
Business Services (4.3%)
Affiliated Computer Services, Inc. - Class A *	45,000	$2,684,700
First Data Corp. †	75,000	3,511,500
Iron Mountain, Inc. (L)*	100,000	4,074,000
		10,270,200
Cable Television & Equipment (1.4%)
Comcast Corp. - Class A †*	130,000	3,400,800
Computers - Integrated Systems (1.6%)
Kronos, Inc. †*	100,000	3,739,000
Computers - Storage (3.6%)
Datalink Corp. (PP) *	400,000	1,644,000
Datalink Corp. (L)*	280,000	1,150,800
Seagate Technology	225,000	5,924,250
		8,719,050
Construction (0.8%)
Walter Industries, Inc.	30,000	1,998,600
Contract Manufacturing & Materials (1.6%)
Merix Corp. *	200,000	2,460,000
Pemstar, Inc. (L)*	640,000	1,324,800
		3,784,800
Electronic Components & Equipment (10.3%)
Actel Corp. *	150,000	2,391,000
Agere Systems, Inc. †*	200,000	3,008,000
Atmel Corp. *	750,000	3,540,000
AXT, Inc. *	367,202	1,421,072
Electro Scientific Industries, Inc. *	20,000	442,600
Newport Corp. *	250,000	4,715,000
Orbotech Ltd. *	148,600	3,660,018
Planar Systems, Inc. *	100,000	1,692,000
Vishay Intertechnology, Inc. †*	150,000	2,136,000
X-Rite, Inc. (L)	102,000	1,354,560
		24,360,250
Enabling Technology (1.1%)
Dolby Laboratories, Inc. - Class A *	125,000	2,612,500
Healthcare Services (3.0%)
HCA, Inc.	50,000	2,289,500
HealthSouth Corp. (L)*	380,000	1,896,200
Phase Forward, Inc. (L)*	265,250	2,954,885
		7,140,585
Insurance (1.0%)
American International Group, Inc.	35,000	2,313,150
Manufacturing & Industrial Equipment (4.3%)
Ceradyne, Inc. (L)*	10,000	499,000
Intevac, Inc. *	75,000	2,158,500
Southwall Technologies, Inc. *	728,000	633,360
Sypris Solutions, Inc. (L)	308,687	2,910,918
Tyco International Ltd.	150,000	4,032,000
		10,233,778

Medical Devices & Supplies (5.6%)
Analogic Corp. (L)	60,000	3,972,000
CONMED Corp. *	150,000	2,872,500
Thermo Electron Corp. †*	115,000	4,265,350
Viasys Healthcare, Inc. †*	78,400	2,358,272
		13,468,122
Networking Products (0.6%)
3Com Corp. *	300,000	1,536,000
Oil & Gas - Exploration & Production (9.0%)
Chesapeake Energy Corp. (L)	190,000	5,967,900
GlobalSantaFe Corp.	130,000	7,897,500
Talisman Energy, Inc.	145,000	7,711,100
		21,576,500
Pharmaceuticals & Biotechnology (4.1%)
Johnson & Johnson	85,000	5,033,700
Merck & Co., Inc.	50,000	1,761,500
Schering-Plough Corp.	162,000	3,076,380
		9,871,580
Semiconductors (8.7%)
Brooks Automation, Inc. (L)*	408,028	5,810,319
Entegris, Inc. *	100,000	1,064,000
FSI International, Inc. (PP) *	150,000	790,500
FSI International, Inc. *	331,000	1,744,370
Himax Technologies, Inc. - ADR *	4,303	37,651
MKS Instruments, Inc. *	134,100	3,141,963
National Semiconductor Corp.	200,000	5,568,000
Semitool, Inc. *	144,435	1,642,226
Standard Microsystems Corp. *	40,000	1,039,200
		20,838,229
Software (4.0%)
Aspen Technology, Inc. (L)*	250,000	3,162,500
Hyperion Solutions Corp. *	112,500	3,667,500
Parametric Technology Corp. *	48,300	788,739
Phoenix Technologies Ltd. *	290,000	1,966,200
		9,584,939
Specialty Retailing & Manufacturing (1.0%)
CarMax, Inc. *	75,000	2,451,000
Telecommunication Services & Equipment (0.3%)
Eschelon Telecom, Inc. *	50,000	786,500
Wireless Communications & Equipment (9.4%)
Anaren, Inc. †*	100,000	1,947,000
EMS Technologies, Inc. *	176,900	3,189,507
Motorola, Inc.	550,000	12,600,500
ViaSat, Inc. (L)*	169,000	4,841,850
		22,578,857
Total Common Stocks (Cost $122,958,837)		181,264,440

Convertible Preferred Stock (0.0%)
Cable Television & Equipment (0.0%)
Adelphia Communications Corp., 7.50%, 11/15/49, Series E **	182,000	7,280
Total Convertible Preferred Stock (Cost $2,554,580)		7,280

Investment Trusts (2.3%)
Investment Companies (2.3%)
H&Q Healthcare Investors	168,431	3,158,081
H&Q Life Sciences Investors (L)	134,172	2,295,683
Total Investment Trusts (Cost $5,041,701)		5,453,764

Convertible Bonds (3.5%)
Telecommunication Services & Equipment (3.5%)
Lucent Technologies, Inc., 8.00%, 8/1/31	$5,500,000	5,575,625
Nortel Networks Corp., 4.25%, 9/1/08	3,000,000	2,846,250
Total Convertible Bonds (Cost $8,299,389)		8,421,875

Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 (FV) *	68,000	55,023
Total Warrants (Cost $35,360)		55,023

Repurchase Agreements (24.7%)
Bear Stearns Companies, Inc., 4.50%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $45,965,031, collateralized by U.S. Treasury Obligations, 8/15/11-2/15/18, value $47,281,123)	$45,947,801	45,947,801
Bear Stearns Companies, Inc., 2.44%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $6,287,210, collateralized by U.S. Treasury Obligations, 8/15/11-8/15/16, value $6,469,004) (Held as Collateral for Securities Lending)	6,285,933	6,285,933
Bear Stearns Companies, Inc., 4.88%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $6,850,124, collateralized by U.S. Treasury Obligations, 2/15/18-2/15/19, value $7,047,053) (Held as Collateral for Securities Lending)	6,847,343	6,847,343
Total Repurchase Agreements (Cost $59,081,077)		59,081,077

Total Investments (Cost $197,970,944) - 106.2%		254,283,459
Total Securities Sold Short – (7.7%)		(18,540,942)
Net Other Assets (Liabilities) - 1.5%		3,664,668
NET ASSETS - 100.0%		$239,407,185

*     Represents non-income producing securities.

**   Represents defaulted securities.

†     Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR – American Depositary Receipt.

(L)  All or a portion of security is on loan as of March 31, 2006.

(FV)  Fair valued.

(PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to institutional buyers, in transactions exempt from registration. At March 31, 2006, the aggregate value of Rule 144 securities amounted to $2,434,500, which represents approximately 1.0% of net assets as of that date. Private placements were held in Datalink Corp. (400,000 shares with a market value of $1,644,000) and FSI International, Inc. (150,000 shares with a market value of $790,500).

See accompanying Notes to Schedules of Investments.

Needham Growth

Schedule of Securities Sold Short

March 31, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (7.7%)
Business Services (0.5%)
Kenexa Corp. *	37,800	$1,162,350
Computers - Storage (1.1%)
Rackable Systems, Inc. *	50,000	2,642,500
Financial Services (2.0%)
Bankrate, Inc. *	41,800	1,820,808
Lehman Brothers Holdings, Inc.	20,000	2,890,600
		4,711,408
Identification Systems & Devices (0.2%)
Cogent, Inc. *	30,000	550,200
Medical Devices & Supplies (0.6%)
Hologic, Inc. *	25,000	1,383,750
Networking Products (0.8%)
Juniper Networks, Inc. *	100,000	1,912,000
Pharmaceuticals & Biotechnology (0.6%)
Myogen, Inc. *	40,000	1,449,200
Semiconductors (0.3%)
FormFactor, Inc. *	16,000	629,120
Software (1.4%)
ANSYS, Inc. *	18,700	1,012,605
Neoware, Inc. *	29,450	872,309
salesforce.com, inc.*	40,000	1,453,200
		3,338,114
Specialty Retailing & Manufacturing (0.0%)
Color Kinetics, Inc. *	10,000	211,800
Telecommunication Services & Equipment (0.2%)
Essex Corp. *	25,000	550,500
Total Securities Sold Short (Cost $12,756,294)		18,540,942

Total Securities Sold Short (Cost $12,756,294) - (7.7%)		(18,540,942)
Total Investments – 106.2%		254,283,459
Net Other Assets (Liabilities) - 1.5%		3,664,668
NET ASSETS - 100.0%		$239,407,185

*Represents non-income producing securities.

See accompanying Notes to Schedules of Investments.

Needham Aggressive Growth

Schedule of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (86.7%)
Business Services (23.8%)
Affiliated Computer Services, Inc. - Class A *	8,000	$477,280
Alliance Data Systems Corp. *	17,500	818,474
ChoicePoint, Inc. *	10,000	447,500
Euronet Worldwide, Inc. *	15,000	567,450
First Data Corp.	7,500	351,150
Getty Images, Inc. *	6,000	449,280
Iron Mountain, Inc. *	12,500	509,250
Portfolio Recovery Associates, Inc. *	10,000	468,300
WebSideStory, Inc. (L)*	30,000	515,700
		4,604,384
Cable Television & Equipment (2.7%)
Comcast Corp. - Special Class A (L)*	20,000	522,400
Computers - Integrated Systems (1.5%)
Kronos, Inc. *	7,500	280,425
Electronic Components & Equipment (1.5%)
Orbotech Ltd. †*	12,000	295,560
Enabling Technology (4.9%)
Dolby Laboratories, Inc. - Class A *	20,888	436,559
NAVTEQ Corp. *	10,000	506,500
		943,059
Healthcare Services (11.1%)
Community Health Systems, Inc. *	15,000	542,250
Express Scripts, Inc. *	12,000	1,054,800
Phase Forward, Inc. *	25,000	278,500
United Surgical Partners International, Inc. *	7,500	265,575
		2,141,125
Internet Services (2.6%)
Stamps.com, Inc. (L)*	5,000	176,300
Yahoo! Inc. *	10,000	322,600
		498,900
Manufacturing & Industrial Equipment (4.9%)
Precision Castparts Corp. (L)	16,000	950,400
Medical Devices & Supplies (5.0%)
Cytyc Corp. *	5,000	140,900
Kyphon, Inc. (L)*	12,500	465,000
NuVasive, Inc. (L)*	8,000	150,800
St. Jude Medical, Inc. *	5,000	205,000
		961,700
Oil & Gas - Exploration & Production (2.1%)
XTO Energy, Inc.	9,166	399,363
Pharmaceuticals & Biotechnology (3.2%)
Gilead Sciences, Inc. *	10,000	622,200
Semiconductors (6.3%)
Advanced Analogic Technologies, Inc.*	20,000	228,000
Himax Technologies, Inc. - ADR *	346	3,028
Monolithic Power Systems, Inc. *	20,000	372,800

NetLogic Microsystems, Inc. (L)*	5,000	206,050
Semitool, Inc. *	35,000	397,950
		1,207,828
Software (9.6%)
Hyperion Solutions Corp. *	15,000	489,000
Parametric Technology Corp. *	3,700	60,421
RightNow Technologies, Inc. (L)*	20,300	322,161
WebEx Communications, Inc. †*	17,500	589,225
Witness Systems, Inc. *	15,000	381,000
		1,841,807
Specialty Retailing & Manufacturing (4.6%)
American Eagle Outfitters, Inc.	7,500	223,950
Coach, Inc. *	12,500	432,250
Guitar Center, Inc. (L)*	5,000	238,500
		894,700
Wireless Communications & Equipment (2.9%)
EMS Technologies, Inc. *	15,000	270,450
ViaSat, Inc. (L)*	10,000	286,500
		556,950
Total Common Stocks (Cost $11,490,908)		16,720,801

Foreign Stock (1.2%)
Enabling Technology (1.2%)
Tele Atlas NV *	10,000	227,799
Total Foreign Stock (Cost $225,138)		227,799

Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 (FV) *	4,000	3,237
Total Warrants (Cost $2,080)		3,237

Repurchase Agreements (20.4%)
Bear Stearns Companies, Inc., 4.50%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $2,305,846, collateralized by U.S. Treasury Obligation, 2/15/19, value $2,373,376)	$2,304,981	2,304,981
Bear Stearns Companies, Inc., 2.44%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $227,305, collateralized by U.S. Treasury Obligation, 2/15/19, value $235,247) (Held as Collateral for Securities Lending)	227,259	227,259
Bear Stearns Companies, Inc., 4.88%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $1,400,374, collateralized by U.S. Treasury Obligation, 2/15/19, value $1,442,845) (Held as Collateral for Securities Lending)	1,399,805	1,399,805
Total Repurchase Agreements (Cost $3,932,045)		3,932,045

Total Investments (Cost $15,650,171) - 108.3%		20,883,882
Total Securities Sold Short – (0.9%)		(184,486)
Net Other Assets (Liabilities) - (7.4)%		(1,427,782)
NET ASSETS - 100.0%		$19,271,614

*	Represents non-income producing securities.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
ADR –	American Depositary Receipt.
(L)	All or a portion of security is on loan as of March 31, 2006.
(FV)	Fair valued.

See accompanying Notes to Schedules of Investments.

Needham Aggressive Growth

Schedule of Securities Sold Short

March 31, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (0.9%)
Business Services (0.4%)
Kenexa Corp. *	2,500	$76,875
Identification Systems & Devices (0.2%)
Cogent, Inc. *	2,500	45,850
Software (0.3%)
salesforce.com, inc. *	1,700	61,761
Total Securities Sold Short (Cost $184,737)		184,486

Total Securities Sold Short (Cost $184,737) - (0.9)%		(184,486)
Total Investments - 108.3%		20,883,882
Net Other Assets (Liabilities) - (7.4)%		(1,427,782)
NET ASSETS - 100.0%		$19,271,614

*    Represents non-income producing securities.

See accompanying Notes to Schedules of Investments.

Needham Small Cap Growth

Schedule of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.0%)
Aerospace & Satellite (2.4%)
Innovative Solutions and Support, Inc. *	15,000	$195,000
Integral Systems, Inc. (L)	10,000	269,900
		464,900
Business Services (18.2%)
Copart, Inc. †*	10,000	274,500
Corporate Executive Board Co. (L)	5,500	554,950
Digitas, Inc. (L)*	25,000	360,000
FactSet Research Systems, Inc.	12,500	554,375
Mobile Mini, Inc. *	15,000	463,800
Ritchie Brothers Auctioneers, Inc.	5,000	247,500
SRA International, Inc. - Class A (L)*	10,000	377,300
WebSideStory, Inc. (L)*	10,000	171,900
Williams Scotsman International, Inc. (L)*	20,000	501,000
		3,505,325
Computers - Integrated Systems (2.4%)
MICROS Systems, Inc. †*	10,000	460,700
Computers - Storage (1.1%)
Datalink Corp. (L)*	51,825	213,001
Day Care Services (4.0%)
Bright Horizons Family Solutions, Inc. (L)*	20,000	774,600
Defense (3.1%)
Argon ST, Inc. (L)*	18,000	603,540
Electronic Components & Equipment (2.2%)
Badger Meter, Inc. (L)	5,000	284,900
X-Rite, Inc. (L)	10,100	134,128
		419,028
Enabling Technology (3.3%)
Dolby Laboratories, Inc. - Class A *	18,000	376,200
NAVTEQ Corp. *	5,000	253,250
		629,450
Financial Services (3.1%)
Asset Acceptance Capital Corp. *	25,000	486,750
National Financial Partners Corp. (L)	2,000	113,040
		599,790
Healthcare Services (14.7%)
Advisory Board Co. *	17,500	975,975
HealthExtras, Inc. †*	15,000	529,500
I-trax, Inc. (L)*	75,000	254,250
National Medical Health Card Systems, Inc. *	7,500	210,000
Phase Forward, Inc. *	40,000	445,600
inVentiv Health, Inc. (L)*	12,500	415,250
		2,830,575
Insurance (5.8%)
FPIC Insurance Group, Inc. *	3,500	132,300
Philadelphia Consolidated Holding Corp. *	12,000	409,680

RLI Corp. (L)	4,000	229,200
Universal American Financial Corp. *	15,000	231,000
W.R. Berkley Corp.	2,000	116,120
		1,118,300
Internet Services (0.9%)
Stamps.com, Inc. (L)*	5,000	176,300
Manufacturing & Industrial Equipment (5.2%)
Actuant Corp. - Class A	15,000	918,300
Sypris Solutions, Inc. (L)	9,000	84,870
		1,003,170
Marketing Services (2.2%)
aQuantive, Inc. *	15,000	353,100
SITEL Corp. (L)*	17,700	74,340
		427,440
Medical Devices & Supplies (7.6%)
Cantel Medical Corp. *	15,000	245,850
CONMED Corp. *	20,000	383,000
Greatbatch, Inc. *	5,000	109,550
Immucor, Inc. (L)*	12,500	358,625
Intermagnetics General Corp. *	5,000	125,250
IRIS International, Inc. *	15,000	234,450
		1,456,725
Oil & Gas - Equipment & Services (1.4%)
Dawson Geophysical Co. *	10,000	276,000
Oil & Gas - Exploration & Production (4.1%)
Encore Acquisition Co. *	20,000	620,000
Talisman Energy, Inc.	3,000	159,540
		779,540
Restaurants (0.3%)
Chipotle Mexican Grill, Inc. (L)*	1,000	55,390
Semiconductors (5.5%)
Entegris, Inc. *	25,000	266,000
FSI International, Inc. *	15,000	79,050
Himax Technologies, Inc. - ADR *	351	3,071
MKS Instruments, Inc. *	17,500	410,025
Semitool, Inc. *	20,000	227,400
Standard Microsystems Corp. *	2,500	64,950
		1,050,496
Software (1.7%)
Convera Corp. (L)*	20,000	191,600
Witness Systems, Inc. *	5,000	127,000
		318,600
Transportation (4.6%)
Genesee & Wyoming, Inc. - Class A *	28,500	874,380
Wireless Communications & Equipment (4.2%)
NovAtel, Inc. †*	10,000	368,700
ViaSat, Inc. (L)*	15,000	429,750
		798,450
Total Common Stocks (Cost $13,602,209)		18,835,700

Repurchase Agreements (13.9%)
Bear Stearns Companies, Inc., 4.50%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $862,183, collateralized by U.S. Treasury Obligation, 2/15/19, value $888,709)	$861,860	861,860
Bear Stearns Companies, Inc., 2.44%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $214,455, collateralized by U.S. Treasury Obligation, 2/15/19, value $222,177) (Held as Collateral for Securities Lending)	214,412	214,412

Bear Stearns Companies, Inc., 4.88%, 4/3/06 (Purchased on 3/31/06, proceeds at maturity $1,596,121, collateralized by U.S. Treasury Obligation, 2/15/19, value $1,644,112) (Held as Collateral for Securities Lending)	$1,595,473	1,595,473
Total Repurchase Agreements (Cost $2,671,745)		2,671,745

Total Investments (Cost $16,273,954) - 111.9%		21,507,445
Total Securities Sold Short – (5.4%)		(1,051,217)
Net Other Assets (Liabilities) - (6.5%)		(1,246,290)
NET ASSETS - 100.0%		$19,209,938

*      Represents non-income producing securities.

†      Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR – American Depositary Receipt.

(L)  All or a portion of security is on loan as of March 31, 2006.

See accompanying Notes to Schedules of Investments.

Needham Small Cap Growth

Schedule of Securities Sold Short

March 31, 2006

(Unaudited)

	Shares	Value
Securities Sold Short (5.4%)
Business Services (0.6%)
Kenexa Corp. *	3,800	$116,850
Computers - Integrated Systems (0.5%)
Radiant Systems, Inc. *	7,500	101,400
Computers - Storage (1.0%)
Rackable Systems, Inc. *	3,500	184,975
Electronic Components & Equipment (0.7%)
Rogers Corp. *	400	21,792
Trimble Navigation Ltd. *	2,500	112,625
		134,417
Financial Services (0.5%)
Bankrate, Inc. *	2,000	87,120
Medical Devices & Supplies (0.8%)
Integra LifeSciences Holdings Corp. *	4,000	163,920
Pharmaceuticals & Biotechnology (0.5%)
Myogen, Inc. *	2,500	90,575
Specialty Retailing & Manufacturing (0.5%)
Color Kinetics, Inc. *	5,000	105,900
Telecommunication Services & Equipment (0.3%)
Essex Corp. *	3,000	66,060
Total Securities Sold Short (Cost $989,333)		1,051,217

Total Securities Sold Short (Cost $989,333) - (5.4%)		(1,051,217)
Total Investments – 111.9%		21,507,445
Net Other Assets (Liabilities) - (6.5%))		(1,246,290)
NET ASSETS - 100.0%		$19,209,938

*    Represents non-income producing securities.

See accompanying Notes to Schedules of Investments.

Needham Funds

Notes To Schedules of Investments

(Unaudited)

1.              Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) or (each, a “Portfolio” and collectively the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedules of investments and schedules of securities sold short (“schedule”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the schedule. Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. For financial reporting purposes, however, portfolio security transactions are reported on trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.

3.              Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at March 31, 2006.

4.              Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, Needham Investment Management L.L.C. considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

	Value of	Value of
	Securities Loaned	Collateral
NGF	$12,910,045	$13,133,276
NAGF	1,581,472	1,627,064
NSCGF	1,758,923	1,809,885

5.              Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

6.              Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the quarter ended March 31, 2006.

7.              Short Sale Transactions

During the quarter ended March 31, 2006, each Portfolio sold securities short. Upon selling a security short, the

Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2006, the market value of securities separately segregated to cover short positions were approximately $24,263,650, $463,910 and $1,633,400 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $5,458,022, $7,696, and $24,000 pledged as collateral with brokers in connection with open short positions for NGF, NAGF, and NSCGF, respectively. Securities sold short at March 31, 2006 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8.              Contractual Obligations

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.              Federal Income Taxes

At March 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$185,312,155	$64,962,631	$(14,532,269)	$50,430,362
NAGF	15,465,434	5,305,522	(71,560)	5,233,962
NSCGF	15,302,972	5,353,285	(200,029)	5,153,256

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 23, 2006

By (Signature and Title)*	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	May 23, 2006

* Print the name and title of each signing officer under his or her signature.